                      JOHN HANCOCK LIFE INSURANCE COMPANY
                               601 Congress Street
                                Boston, MA 02210

May 7, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  John Hancock Life Insurance Company (U.S.A.)
          Variable Annuity Account U ("Registrant")
          Registration Statement on Form N-4
          File No. 002-38827

Commissioners:

     Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant, that the form of the prospectus and statement of additional information, each dated May 1, 2007, contain no changes from the form of prospectus and statement of additional information contained in the most recent post-effective amendment filed via EDGAR on Form N-4 on May 1, 2007.

     If you have any questions, please call me at (617) 663-3192 or, in my absence, Arnold R. Bergman, Chief Counsel - Annuities, at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities